Russell 2000 2x Strategy Fund Expense Example - Class H [Member] - Russell 2000 2x Strategy Fund - Class H	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 187
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,038
Expense Example, with Redemption, 10 Years	$ 2,256